Note 4 - Principal Financing Agreements	6 Months Ended
Oct. 31, 2016
Notes to Financial Statements
4. Principal Financing Agreements

Note 4 – Principal Financing Arrangements

The following table summarizes components of debt as of October 31, 2016 and April 30, 2016:

	Oct. 31, 2016	April 30, 2016	Interest Rate

Secured lender	$1,174,611	$1,167,700	8.0%
Related party notes	15,100	15,100	8.0%
Long-term notes payables	—	533,066	2.0% - 3.0%
Log-term notes payable – related parties	20,000	20,000	2.0% - 3.0%
Other notes payable	50,190	50,190	0.0% - 10.0%
Current portion of long-term debt	533,066	—	3.0%
Due to bank	41,427	42,747	5.5%
Total Debt	$1,834,394	$1,828,803

As of October 31, 2016 and April 30, 2016, the Company owed its principal lender (“Lender”) $1,174,611 and $1,167,700, respectively, under a loan and security agreement (“Loan”) dated April 28, 2011, that was amended on July 26, 2014 to change the maturity date to June 30, 2017. The maximum amount of the Loan is $1,250,000. The Lender is also the largest shareholder of the Company, owning 227,173,207 shares of common stock, or 45% of the 508,000,000 shares issued and outstanding.

In connection with the financing, the Company has agreed to certain restrictive covenants, including, among others, that the Company may not convey, sell lease, transfer or otherwise dispose of any part of its business or property, except as permitted in the agreement, dissolve, liquidate or merge with any other party unless, in the case of a merger, the Company is the surviving entity, incur any indebtedness except as defined in the agreement, create or allow an lien on any of its assets or collateral that has been pledge to the Lender, make any loans to any person, except for prepaid items or deposits incurred in the ordinary course of business, or make any material capital expenditures

To secure the payment of all obligations to the lender, the Company granted to the lender a continuing security interest and first lien on all of the assets of the Company.

As of October 31, 2016 and April 30, 2016, the Company’s related-party unsecured notes payable totaled $15,100, which is payable to two board members. We also owe $20,000 to an entity that owns the majority of our largest shareholder. This note accrues interest at a rate of 8% per annum and is due in January 2018. It is classified as long-term debt.

The Company owes JP Morgan Chase Bank $41,427 and $42,747 and as of October 31, 2016 and April 30, 2016, respectively. The Company pays approximately $220 a month in principal payments on the outstanding balance, plus the monthly interest expense, which is calculated at a rate of 5.5% per annum.

Other notes payable totaled $50,190 and $50,190 at October 31, 2016 and April 30, 2016, respectively.

The Company owes $533,066 at October 31, 2016 and April 30, 2016 to two individual note holders. A $200,000 note is due in September 2017 and accrues interest at an annual rate of 2%. The holder can convert the note into shares of common stock at a price of $0.01 per share. A second note for $333,066 accrues interest at 3% per annum and is due in June 2017.